Borrowings and financing (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 18, 2022	Dec. 31, 2022
Twenty Eighth Issue Debentures Series One [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,000,000	R$ 500
Maturity		03/2027
Remuneration		CDI + 1.30 p.a.
Twenty Eighth Issue Debentures Series Two [Member]
IfrsStatementLineItems [Line Items]
Amount		R$ 500
Maturity		03/2029
Remuneration		CDI + 1.58 p.a.